Stock-Based Compensation	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation

14.	Stock-Based Compensation
In 2008, the Company adopted the 2008 Stock Incentive Plan (the “2008 Plan”), in 2014 the Company adopted the 2014 Stock Incentive Plan (the “2014 Plan”) and in 2021 the Company adopted the 2021 Incentive Award Plan (the “2021 Plan”, collectively with the 2008 Plan and the 2014 Plan, the “Plans”). Pursuant to the 2021 Plan, the Company may grant incentive and nonqualified stock options, RSUs, RSAs and other stock-based awards to employees, officers, directors, consultants, and advisors. No additional awards may be granted under the 2008 Plan or the 2014 Plan. The Plans are administered by the board of directors or the compensation committee of the board of directors. The shares of common stock underlying any awards that are forfeited, cancelled, repurchased, or otherwise terminated by the Company under the Plans will be added back to the shares available for issuance under the 2021 Plan. As of December 31, 2020, the maximum number of shares of common stock that are reserved for issuance under the 2008 and 2014 Plans is
48,033,713 and 130,759,452, respectively, of which no shares and 4,783,479 shares of common stock are available for future issuance under the 2008 Plan and 2014 Plan, respectively.
Stock Options
As of December 31, 2020, the Company has only issued stock option awards under the 2008 Plan, of which all were granted prior to January 1, 2019 and had a ten-year
contractual term. Upon stock option exercise, the Company issues new shares and delivers them to the participant.

A summary of stock option activity under the 2008 Plan is presented below:

	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value(1)
			(in years)	(in thousands)
Outstanding as of December 31, 2019	35,276,812	$0.02	4.20	$79,915
Exercised	(1,921,941)	0.02

Outstanding as of December 31, 2020	33,354,871	$0.02	3.20	$131,370

Exercisable as of December 31, 2020	33,354,871	$0.02	3.20	$131,370

(1) The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the underlying stock options and the estimated fair value of the common stock for those stock options that had exercise prices lower than the estimated fair value of the common stock as of December 31, 2020 and 2019.
The aggregate intrinsic value of stock options exercised during the years ended December 31, 2020 and 2019 was $5.3 million and $1.1 million, respectively. No stock options were granted during the years ended December 31, 2020 and 2019.
Restricted Stock Units
The Company has granted RSUs to employees and
non-employees
under the 2014 Plan which are subject to two vesting conditions: (i) a service-based vesting condition under which the awards vest based on continued service over a period of time, and (ii) a performance-based vesting condition whereby the awards vest based on a liquidity event in the form of either a change of control or an initial public offering, each as defined in the 2014 Plan. RSUs awarded to new hires generally vest based on service over four years from the date of hire with 25% vesting on the first anniversary of the date of hire, and the remaining on a pro rata basis each month over the next three years. Additional RSU grants generally vest based on service in equal monthly installments over a four-year term. Both new hire and additional RSU grants are also subject to the performance-based vesting condition. Employees are able to retain RSUs vested with respect to the service condition upon departure, and such RSUs remain subject to the performance-based vesting condition. RSUs issued under the 2014 Plan expire seven years from the date of grant.
A summary of the RSU activity under the 2014 Plan is presented below:

	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested as of December 31, 2019	70,119,944	$0.99
Granted	57,184,567	2.68
Forfeited	(2,372,304)	1.89

Nonvested as of December 31, 2020	124,932,207	$1.74

The weighted average remaining contractual term for the nonvested RSUs as of December 31, 2020 was 5.13 years. The weighted average grant date fair value of the RSUs granted during the year ended December 31, 2019 was $1.78 per share.

Restricted Stock Awards
The Company has granted RSAs to employees and consultants under the 2014 Plan with a service-based condition that generally vest in equal monthly installments over a four-year term.
A summary of the RSA activity under the 2014 Plan is presented below:

	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested as of December 31, 2019	675,887	$1.99
Vested	(256,838)	1.99

Nonvested as of December 31, 2020	419,049	$1.99

The aggregate fair value of the RSAs that vested during the years ended December 31, 2020 and 2019 was $0.5 million and $0.7 million, respectively.
Stock-Based Compensation
Stock-based compensation expense was allocated as follows (in thousands):

	Years Ended December 31,
	2020	2019
Research and development	$79	$64
General and administrative	397	707

Total	$476	$771

During the years ended December 31, 2020 and 2019, the Company recognized $0.5 million and $0.8 million, respectively, in stock-based compensation expense related to the RSAs. The Company has not recognized any stock-based compensation expense related to the RSUs as of December 31, 2020 as satisfaction of the performance-based vesting condition was not deemed probable. All outstanding stock options were fully vested prior to January 1, 2019 and, accordingly, no stock-based compensation expense was recognized for these awards during the years ended December 31, 2020 and 2019.
As of December 31
, 2020, total unrecognized stock-based compensation expense related to the RSUs and RSAs was $218.0 million and $0.8 million, respectively. The total unrecognized stock-based compensation expense related to the RSAs will be recognized over a weighted average period of 1.88 years.